Schedule I - Financial Information of Parent Company (Details 2) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement
Share-based compensation	$ 4,441	$ 19,366	$ 2,924
Cost of Sales
Statement
Share-based compensation	278	1,463	136
Selling and Marketing Expense
Statement
Share-based compensation	2,043	7,427	354
General and Administrative Expense
Statement
Share-based compensation	2,120	10,476	2,434
Parent Company | Cost of Sales
Statement
Share-based compensation	278	1,463	136
Parent Company | Selling and Marketing Expense
Statement
Share-based compensation	2,043	7,427	354
Parent Company | General and Administrative Expense
Statement
Share-based compensation	$ 2,120	$ 10,476	$ 2,434